Nature of Operations - Additional Information (Details) $ in Thousands			1 Months Ended				12 Months Ended
	Apr. 19, 2017	Oct. 07, 2016 USD ($)	Jan. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)	May 31, 2017 USD ($)	Aug. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation							Apr. 30, 2004
Date of operating commencement							Feb. 29, 2016
Share split, conversion ratio	3.2
Shares issued, net of issuance costs								$ 21,255
IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued, net of issuance costs							$ 60,772
IPO | Nasdaq
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued, net of issuance costs					$ 60,800
Secondary Public Offering | Nasdaq | Subsequent Event
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued, net of issuance costs			$ 64,000
UroGen Pharma Inc.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of operating commencement							Feb. 29, 2016
Allergan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Consideration for sales and supporting services						$ 750
Consideration received for license and future supply services		$ 17,500
Milestone payment for licensing agreement				$ 7,500
Allergan | Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Additional milestone payment to be paid		$ 207,500